Risk management	12 Months Ended
Dec. 31, 2024
Disclosure Of Risk Management [Abstract]
Risk management

9. Risk management

Financial instruments consist of cash (overdrafts), accounts receivable, fair values of derivative financial instruments, accounts payable and accrued liabilities and long-term debt. At December 31, 2024, the fair values of these financial instruments approximate their carrying amounts.

The fair values of all outstanding financial commodity related contracts are reflected on the Consolidated Balance Sheets with the changes during the period recorded in income as unrealized gains or losses.

At December 31, 2024 and 2023, the only asset or liability measured at fair value on a recurring basis was the risk management asset and liability, which was valued based on “Level 2 inputs” being quoted prices in markets that are not active or based on prices that are observable for the asset or liability.

The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2024	2023
Balance, beginning of year	$11.8	$6.2
Unrealized gain (loss) on financial instruments:
Oil	3.3	-
Natural gas	(8.5)	6.1
Electricity	0.5	(0.5)
Total fair value, end of year	$7.1	$11.8

Current asset portion	$8.4	$11.3
Current liability portion	(1.3)	(0.5)

Non-current asset portion	-	1.0
Non-current liability portion	$-	$-

Obsidian Energy records our risk management assets and liabilities on a net basis in the Consolidated Balance Sheets. At December 31, 2024 and 2023, there were no differences between the gross and net amounts.

Obsidian Energy had the following financial instruments outstanding as at December 31, 2024. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits our credit risk by executing counterparty risk procedures which include transacting only with institutions within our syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

	Notional Volume	Remaining Term	Price	Fair value (millions)
Oil
WTI Swap	14,250 bbl/d	January 2025	$100.46/bbl	$(1.0)
WTI Swap	7,000 bbl/d	February 2025	$101.49/bbl	(0.1)
WCS Differential	6,000 bbl/d	January 2025 - December 2025	($19.30)/bbl	4.4

AECO
AECO Swap	14,929 mcf/d	January 2025 - March 2025	$3.74/mcf	2.2
AECO Swap	11,374 mcf/d	April 2025 - October 2025	$2.24/mcf	0.9
AECO Collar	4,976 mcf/d	January 2025 - March 2025	$3.43/mcf - $4.11/mcf	0.6
AECO Collar	1,896 mcf/d	April 2025 - October 2025	$2.11/mcf - $2.64/mcf	0.1

Total				$7.1

Based on commodity prices and contracts in place at December 31, 2024, the Company notes the following sensitivities:

•
a $1.00 change in the price per barrel of liquids would change pre-tax unrealized risk management by $2.8 million; and
•
a $0.10 change in the price per mcf of natural gas would change pre-tax unrealized risk management by $0.6 million.

Subsequent to December 31, 2024, the Company entered into the following additional financial hedges:

	Notional Volume	Remaining Term	Price
Oil
WTI Swap	6,071 bbl/d	February 2025	$105.70/bbl
WTI Swap	11,250 bbl/d	March 2025	$106.37/bbl
WTI Swap	500 bbl/d	April 2025	$102.20/bbl
WCS Differential	2,500 bbl/d	April 2025 - June 2025	($19.60/bbl)
MSW Differential	1,250 bbl/d	April 2025 - June 2025	($7.99/bbl)

The components of risk management on the Consolidated Statements of Income (Loss) are as follows:

	Year ended December 31
	2024	2023
Realized
Settlement of oil contracts gain	$1.9	$2.2
Settlement of natural gas contracts gain	19.7	15.5
Total realized risk management gain	$21.6	$17.7

Unrealized
Oil contracts gain	$3.3	$-
Natural gas contracts gain (loss)	(8.5)	6.1
Total unrealized risk management gain (loss)	(5.2)	6.1
Risk management gain	$16.4	$23.8

The components of risk management within Expenses on the Consolidated Statements of Income (Loss) are as follows:

	Year ended December 31
	2024	2023
Realized
Settlement of electricity contracts loss	$(1.6)	$-
Total realized risk management loss	$(1.6)	$-

Unrealized
Electricity contracts gain (loss)	$0.5	$(0.5)
Total unrealized risk management gain (loss)	0.5	(0.5)
Risk management loss	$(1.1)	$(0.5)

At December 31, 2024, no electricity contracts were outstanding.

Market Risks

Obsidian Energy is exposed to normal market risks inherent in the oil and natural gas business, including, but not limited to, commodity price risk, foreign currency rate risk, credit risk, interest rate risk, liquidity risk, geopolitical risk and climate change risk. The Company seeks to mitigate these risks through various business processes and management controls and from time to time by using financial instruments.

Commodity Price Risk

Commodity price fluctuations are among the Company’s most significant exposures. Oil prices are influenced by worldwide factors, including, but not limited to, OPEC actions, world supply and demand fundamentals, pipeline capacity availability and geopolitical events. Natural gas prices are influenced by, including, but not limited to, the price of alternative fuel sources such as oil or coal and by North American natural gas supply and demand fundamentals including the levels of industrial activity, weather, storage levels and liquefied natural gas activity. In accordance with policies approved by Obsidian Energy’s Board of Directors, the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter. Risk management limits included in Obsidian Energy’s policies may be exceeded with specific approval from the Board of Directors.

The Board of Directors approved the following modifications to our hedging policy as follows:

Oil

•
Hedge up to 50% of oil volumes net of royalties on a rolling 15 month period, with up to 80% in the prompt three months.

Natural Gas

•
Hedge up to 50% of natural gas volumes net of royalties on a rolling 15 month period, with up to 80% in the prompt three months.

Oil Differentials

•
Hedge up to 80% of WCS oil differential to WTI for 2025.

Foreign Currency Rate Risk

Prices received for oil are referenced in US dollars, thus Obsidian Energy’s realized oil prices are impacted by Canadian dollar to US dollar exchange rates. When considered appropriate, the Company may use financial instruments to fix or collar future exchange rates to fix the Canadian dollar equivalent of oil revenues.

Credit Risk

Credit risk is the risk of loss if purchasers or counterparties do not fulfill their contractual obligations. As at December 31, 2024, the Company’s maximum exposure to credit risk was $96.4 million (2023 – $82.8 million) which was comprised of $88.0 million (2023 - $70.0 million) being the carrying value of the accounts receivable, $8.4 million (2023 – $12.3 million) related to the fair value of the derivative financial assets and cash of nil (2023 - $0.5 million).

The Company’s accounts receivable are principally with customers in the oil and natural gas industry and are generally subject to normal industry credit risk, which includes the ability to recover unpaid receivables by retaining the partner’s share of production when Obsidian Energy is the operator or the potential to net offsetting payables to mitigate exposure. Obsidian Energy continuously monitors credit risk and maintains credit policies to ensure collection risk is limited. For oil and natural gas sales and financial derivatives, a counterparty risk procedure is followed whereby each counterparty is reviewed on a regular basis for the purpose of assigning a credit limit and may be requested to provide security if determined to be prudent. For financial derivatives, the Company normally transacts with counterparties who are members of our banking syndicate or counterparties that have investment grade bond ratings. Credit events related to all counterparties are monitored and credit exposures are reassessed on a regular basis.

At December 31, 2024, $1.9 million of accounts receivable are past due (90+ days) but are considered to be collectible (2023 - $1.3 million). The lifetime ECL allowances related to Obsidian Energy’s commodity product sales receivables and joint venture receivables recognized in accounts receivable was nominal as at and for the years ended December 31, 2024 and 2023.

As at December 31, the following accounts receivable amounts were outstanding:

	Current	30-90 days	90+ days	Total
2024	$82.8	$3.3	$1.9	$88.0
2023	$63.0	$5.7	$1.3	$70.0

Interest Rate Risk

A portion of the Company’s debt capital can be held in floating-rate bank facilities, which results in exposure to fluctuations in short-term interest rates. From time to time, Obsidian Energy may increase the certainty of our future interest rates by entering fixed interest rate debt instruments or by using financial instruments to swap floating interest rates for fixed rates or to collar interest rates. As at December 31, 2024, 66 percent of the Company’s long-term debt instruments were exposed to changes in short-term interest rates (2023 – 48 percent).

As at December 31, 2024, a total of $114.2 million (2023– $117.4 million) of fixed interest rate debt instruments was outstanding with a remaining term of 2.6 years (2023 – 3.6 years) and an interest rate of 11.95 percent (2023– 11.95 percent).

Liquidity Risk

Liquidity risk is the risk that the Company will be unable to meet its financial liabilities as they come due. Management utilizes short and long-term financial and capital forecasting programs to ensure credit facilities are sufficient relative to forecast debt levels and capital program levels are appropriate. Management also regularly reviews capital markets to identify opportunities to optimize the debt capital structure on a cost-effective basis. In the short term, liquidity is managed through daily cash management activities, short-term financing strategies and the use of swaps and other financial instruments to increase the predictability of cash flow from operating activities.

The following table outlines estimated future obligations for non-derivative financial liabilities as at December 31, 2024:

	Long-term debt	Accounts payable & accrued liabilities	Share-based compensation accrual	Total
2025	$3.0	$157.8	$18.0	$178.8
2026	225.0	-	0.6	225.6
2027	111.2	-	-	111.2
2028	-	-	-	-
2029	-	-	-	-
Thereafter	$-	$-	$-	$-

Climate Change Risk

The Company has considered the impact of climate change and related risks on the amounts recorded in the financial statements for the year ended December 31, 2024. This includes, but is not limited to, the Company’s impairment assessment, current assets and liabilities, syndicated credit facility, capital expenditures and property, plant and equipment.

The Company’s financial results for 2024 were not materially impacted from a climate event. In 2024, the Company did not incur material weather related damages to our property, plant and equipment. Management is not aware of a material disruption in our supply chain or the marketers of the Company’s product related to climate events. The Company will continue to monitor climate change and the potential impacts.